INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Intangible Assets [Table Text Block]
		2018
		Accumulated	Net Book
	Cost	Amortization	Value

Trademarks	$78,214	$28,736	$49,478
Patents	21,818	8,000	13,818
Intellectual property	7,388	2,709	4,679
	$107,420	$39,445	$67,975

		2017
		Accumulated	Net Book
	Cost	Amortization	Value

Trademarks	$78,214	$20,915	$57,299
Patents	21,818	5,818	16,000
Intellectual property	7,388	1,969	5,419
	$107,420	$28,702	$78,718